Note 5 - Stock-based Compensation - Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding at beginning of year (in shares)	5,437,064
Outstanding at beginning of period, weighted average exercise price (in dollars per share)	$ 1.96
Granted (in shares)	479,457
Granted, weighted average exercise price (in dollars per share)	$ 1.05
Exercised (in shares)	(50,000)	(146,625)	(468,000)
Exercised, weighted average exercise price (in dollars per share)	$ 0.27
Canceled and forfeited (in shares)	(2,186,906)
Canceled and Forfeited, weighted average exercise price (in dollars per share)	$ 1.69
Expired (in shares)	(299,000)
Expired, weighted average exercise price (in dollars per share)	$ 2.42
Outstanding at end of year (in shares)	3,380,615	5,437,064
Outstanding at end of period, weighted average exercise price (in dollars per share)	$ 2	$ 1.96
Outstanding at end of period, weighted average remaining contractual life (Year)	6 years 182 days
Outstanding at end of year	$ 16,013
Exercisable at end of year (in shares)	2,548,681
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 2.07
Exercisable at end of period, weighted average remaining contractual life (Year)	6 years 36 days
Exercisable at end of year	$ 16,013